19. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
INTANGIBLE ASSETS

2017 IN MILLIONS OF USD	CONCESSION RIGHTS	GOODWILL	OTHER	TOTAL
AT COST
Balance at January 1	514.1	317.9	36.7	868.7

Additions (note 20)	2.7	–	5.5	8.2
Reclassification from property, plant & equipment	–	–	1.0	1.0
Currency translation adjustments	18.0	13.3	(3.4)	27.9
Balance at December 31	534.8	331.2	39.8	905.8

ACCUMULATED AMORTIZATION
Balance at January 1	(148.1)	–	(29.4)	(177.5)

Additions (note 12)	(39.2)	–	(4.8)	(44.0)
Currency translation adjustments	(1.6)	–	3.1	1.5
Balance at December 31	(188.9)	–	(31.1)	(220.0)

CARRYING AMOUNT
At December 31, 2017	345.9	331.2	8.7	685.8

2016 IN MILLIONS OF USD	CONCESSION RIGHTS	GOODWILL	OTHER	TOTAL
AT COST
Restated * Balance at January 1	511.9	312.3	27.4	851.6

Additions (note 20)	–	–	5.7	5.7
Currency translation adjustments	2.2	5.6	3.6	11.4
Balance at December 31	514.1	317.9	36.7	868.7

ACCUMULATED DEPRECIATION
Balance at January 1	(110.7)	–	(22.4)	(133.1)

Additions (note 12)	(38.4)	–	(3.9)	(42.3)
Currency translation adjustments	1.0	–	(3.1)	(2.1)
Balance at December 31	(148.1)	–	(29.4)	(177.5)

CARRYING AMOUNT
At December 31, 2016	366.0	317.9	7.3	691.2

19.1 IMPAIRMENT TEST

Goodwill is subject to impairment testing each year. Concession rights with finite useful lives are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable.

19.1.1 Impairment test of goodwill

For the purpose of impairment testing, goodwill recognized from business combinations has been allocated to a group of cash generating units (CGUs) which represents Hudson Group’s only operating segment “Travel Retail Operations” and amounts to USD 331.2 million.

The recoverable amount of the group of CGUs is determined based on value-in-use calculations which require the use of assumptions (see table with key assumptions below). The calculation uses cash flow projections based on financial forecasts approved by the management covering a five-year period. Cash flows beyond the five-year period are extrapolated using a steady growth rate that does not exceed the long-term average growth rate for the respective market and is consistent with forecasted growth included in the travel related retail industry reports.

The key assumptions (in %) used for determining the recoverable amounts of goodwill in Hudson Group are:

POST TAX DISCOUNT RATES		PRE TAX DISCOUNT RATES		GROWTH RATES FOR NET SALES
2017	2016	2017	2016	2017	2016
7.27	6.33	8.79	7.94	4.3-5.6	4.6-8.4

As basis for the calculation of these discount rates, the Group uses the weighted average cost of capital, based on risk free interest rates derived from the past 5 year average of prime 10-year USD bonds rates: 2.23% (2016: 2.08%).

For the calculation of the discount rates and WACC (weighted average cost of capital), the Group used the following re-levered beta:

	2017	2016
Beta factor	0.85	0.86

Sensitivity to changes in assumptions

Management believes that any reasonably possible change (+ / – 1%) in the key assumptions, on which the recoverable amounts are based, would not cause the respective recoverable amount to fall below the carrying amount.

19.1.2 Key assumptions used for value-in-use calculations

The calculation of value-in-use is most sensitive to the following assumptions:

–	Sales growth
–	Growth rate used to extrapolate
–	Gross margin and suppliers prices
–	Concession fee levels
–	Discount rates

Sales growth

Sales growth is based on statistics published by external experts, such as ACI (Airports Council International) to estimate the development of passenger traffic per country where Hudson is active. For the budget year, the management also takes into consideration specific price inflation factors of the country, the cross currency effect and the expected potential changes to capture clients (penetration) per business unit.

Gross rates used to extrapolate

For the period after 5 years, Hudson has used a growth rate of 2.0% (2016: 2.0%) to extrapolate the cash flow projections.

Gross margins

The expected gross margins are based on average product assortment values estimated by the management for the budget 2017. These values are maintained over the planning period or where specific actions are planned and have been increased or decreased by up to 1 % over the 5 year planning horizon compared to the historical data. The gross margin is also affected by supplier’s prices. Estimates are obtained from global negotiations held with the main suppliers for the products and countries for which products are sourced, as well as data relating to specific commodities during the months before the budget.

Concession fee levels

These assumptions regarding the concession fee evolution are important and monitored in the specific market as well as the renewal conditions and competitor behavior where the CGU is active. For a CGU subject to a value-in-use calculation, the management expects the competitive position to remain stable over the budget period.

Discount rates

Several factors affect the discount rates:

–	For the financial debt part, the rate is based on the average interest of the past 5 years of the respective ten-year government bond and is increased by the Group’s effective bank spread and adjusted by the effective tax rate and country risk of the CGU.
–	For the equity part, a 5 % equity risk premium is added to the base rate commented above and adjusted by the Beta of Hudson’s peer group.

The same methodology is used by the management to determine the discount rate used in discounted cash flow (DCF) valuations, which are a key instrument to assess business potential of new or additional investment proposals.